SUPPLEMENTAL FINANCIAL INFORMATION (Condensed Consolidated Statement of Financial Position) (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets, Current [Abstract]
Cash, Cash Equivalents, and Short-term Investments	$ 438	$ 404	$ 1,092
Restricted Cash and Cash Equivalents, Current	65	87
Inventory, Net	418	472
Derivative Instruments and Hedges, Assets	141	145
Regulatory Assets, Current	138	80
Other Assets, Current	1,326	1,323
Total current assets	2,526	2,511
Property, Plant and Equipment, Net	16,995	17,290
Other Assets, Noncurrent [Abstract]
Deferred income taxes	138	125
Derivative instruments	112	131
Regulatory assets	1,238	1,242
Net investment in direct financing lease	481	488
Investments subject to significant influence	1,215	947
Goodwill	5,805	6,213	264
Other investments - intercompany	0	0
Other long term assets	261	274
Total other assets	9,250	9,420
Assets, Total	28,771	29,221
Liabilities, Current [Abstract]
Short-term debt	1,241	961
Current portion of long-term debt	741	476
Accounts payable	1,161	1,242
Derivative instruments	227	325
Regulatory liabilities	226	362
Other current liabilities	350	358
Total current liabilities	3,946	3,724
Liabilities, Noncurrent [Abstract]
Long-term debt	13,140	14,268
Intercompany long term debt	0	0
Deferred income taxes	1,011	1,672
Derivative instruments	83	150
Regulatory liabilities	2,242	1,277
Other long-term liabilities	609	645
Total long-term liabilities	17,644	18,681
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Common Stock, Value, Issued	5,601	4,738	2,157
Preferred Stock, Value, Issued	709	709
Contributed surplus	76	75
Accumulated other comprehensive Income	(188)	106
Retained earnings	891	1,076
Total Emera Incorporated equity	7,089	6,704
Non-controlling interest in subsidiaries	92	112
Total equity	7,181	6,816	$ 4,334
Liabilities and Equity, Total	28,771	29,221
Consolidation, Eliminations [Member]
Assets, Current [Abstract]
Cash, Cash Equivalents, and Short-term Investments	0	0
Restricted Cash and Cash Equivalents, Current	0	0
AccountsReceivableRelatedPartiesCurrent	(195)	(646)
Inventory, Net	0	0
Derivative Instruments and Hedges, Assets	(6)	(13)
Regulatory Assets, Current	0	0
Other Assets, Current	0	0
Total current assets	(201)	(659)
Property, Plant and Equipment, Net	0	0
Other Assets, Noncurrent [Abstract]
Deferred income taxes	7	(38)
Derivative instruments	(4)	(12)
Regulatory assets	0	0
Net investment in direct financing lease	0	0
Investments In Subsidiaries	(8,490)	(8,349)
Investments subject to significant influence	0	0
Goodwill	0	0
Intercompany notes receivable	(6,381)	(6,504)
Other investments - intercompany	(70)	(2,270)
Other long term assets	(20)	(19)
Total other assets	(14,958)	(17,192)
Assets, Total	(15,159)	(17,851)
Liabilities, Current [Abstract]
Short-term debt	0	0
Current portion of long-term debt	0	0
Accounts payable	0	0
Intercompany payable	(225)	(646)
Derivative instruments	(5)	(13)
Regulatory liabilities	(1)	0
Other current liabilities	0	0
Total current liabilities	(231)	(659)
Liabilities, Noncurrent [Abstract]
Long-term debt	0	0
Intercompany long term debt	(6,377)	(6,501)
Deferred income taxes	7	(38)
Derivative instruments	(4)	(12)
Regulatory liabilities	0	0
Other long-term liabilities	(19)	(19)
Total long-term liabilities	(6,393)	(6,570)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Common Stock, Value, Issued	(6,689)	(8,416)
Preferred Stock, Value, Issued	(696)	(891)
Contributed surplus	(258)	(151)
Accumulated other comprehensive Income	230	(159)
Retained earnings	(1,142)	(1,039)
Total Emera Incorporated equity	(8,555)	(10,656)
Non-controlling interest in subsidiaries	20	34
Total equity	(8,535)	(10,622)
Liabilities and Equity, Total	(15,159)	(17,851)
Parent Company [Member]
Assets, Current [Abstract]
Cash, Cash Equivalents, and Short-term Investments	276	200
Restricted Cash and Cash Equivalents, Current	0	0
AccountsReceivableRelatedPartiesCurrent	74	57
Inventory, Net	0	0
Derivative Instruments and Hedges, Assets	5	13
Regulatory Assets, Current	0	0
Other Assets, Current	3	3
Total current assets	358	273
Property, Plant and Equipment, Net	17	14
Other Assets, Noncurrent [Abstract]
Deferred income taxes	70	31
Derivative instruments	4	12
Regulatory assets	0	0
Net investment in direct financing lease	0	0
Investments In Subsidiaries	8,490	8,349
Investments subject to significant influence	5	5
Goodwill	0	0
Intercompany notes receivable	1,140	1,341
Other investments - intercompany	0	0
Other long term assets	29	33
Total other assets	9,738	9,771
Assets, Total	10,113	10,058
Liabilities, Current [Abstract]
Short-term debt	0	0
Current portion of long-term debt	0	0
Accounts payable	9	6
Intercompany payable	55	534
Derivative instruments	5	14
Regulatory liabilities	0	0
Other current liabilities	60	54
Total current liabilities	129	608
Liabilities, Noncurrent [Abstract]
Long-term debt	2,205	2,338
Intercompany long term debt	656	366
Deferred income taxes	0	0
Derivative instruments	4	12
Regulatory liabilities	0	0
Other long-term liabilities	9	13
Total long-term liabilities	2,895	2,746
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Common Stock, Value, Issued	5,601	4,738
Preferred Stock, Value, Issued	709	709
Contributed surplus	76	75
Accumulated other comprehensive Income	(188)	106
Retained earnings	891	1,076
Total Emera Incorporated equity	7,089	6,704
Non-controlling interest in subsidiaries	0	0
Total equity	7,089	6,704
Liabilities and Equity, Total	10,113	10,058
Subsidiary Issuer [Member]
Assets, Current [Abstract]
Cash, Cash Equivalents, and Short-term Investments	21	28
Restricted Cash and Cash Equivalents, Current	0	0
AccountsReceivableRelatedPartiesCurrent	9	9
Inventory, Net	0	0
Derivative Instruments and Hedges, Assets	0	0
Regulatory Assets, Current	0	0
Other Assets, Current	0	0
Total current assets	30	37
Property, Plant and Equipment, Net	0	0
Other Assets, Noncurrent [Abstract]
Deferred income taxes	0	0
Derivative instruments	0	0
Regulatory assets	0	0
Net investment in direct financing lease	0	0
Investments In Subsidiaries	0	0
Investments subject to significant influence	0	0
Goodwill	0	0
Intercompany notes receivable	4,285	4,558
Other investments - intercompany	0	0
Other long term assets	0	0
Total other assets	4,285	4,558
Assets, Total	4,315	4,595
Liabilities, Current [Abstract]
Short-term debt	0	0
Current portion of long-term debt	0	0
Accounts payable	0	0
Intercompany payable	6	6
Derivative instruments	0	0
Regulatory liabilities	0	0
Other current liabilities	6	13
Total current liabilities	12	19
Liabilities, Noncurrent [Abstract]
Long-term debt	4,034	4,314
Intercompany long term debt	0	0
Deferred income taxes	4	1
Derivative instruments	0	0
Regulatory liabilities	0	0
Other long-term liabilities	0	0
Total long-term liabilities	4,038	4,315
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Common Stock, Value, Issued	242	242
Preferred Stock, Value, Issued	0	0
Contributed surplus	0	0
Accumulated other comprehensive Income	(9)	10
Retained earnings	32	9
Total Emera Incorporated equity	265	261
Non-controlling interest in subsidiaries	0	0
Total equity	265	261
Liabilities and Equity, Total	4,315	4,595
Guarantor Subsidiaries [Member]
Assets, Current [Abstract]
Cash, Cash Equivalents, and Short-term Investments	47	48
Restricted Cash and Cash Equivalents, Current	1	1
AccountsReceivableRelatedPartiesCurrent	4	11
Inventory, Net	243	273
Derivative Instruments and Hedges, Assets	11	33
Regulatory Assets, Current	114	54
Other Assets, Current	546	478
Total current assets	966	898
Property, Plant and Equipment, Net	12,258	12,724
Other Assets, Noncurrent [Abstract]
Deferred income taxes	(10)	18
Derivative instruments	2	2
Regulatory assets	552	647
Net investment in direct financing lease	12	13
Investments In Subsidiaries	0	0
Investments subject to significant influence	13	13
Goodwill	5,709	6,110
Intercompany notes receivable	1	16
Other investments - intercompany	0	0
Other long term assets	68	85
Total other assets	6,347	6,904
Assets, Total	19,571	20,526
Liabilities, Current [Abstract]
Short-term debt	1,241	948
Current portion of long-term debt	701	436
Accounts payable	620	756
Intercompany payable	90	81
Derivative instruments	52	10
Regulatory liabilities	91	225
Other current liabilities	137	130
Total current liabilities	2,932	2,586
Liabilities, Noncurrent [Abstract]
Long-term debt	3,741	4,687
Intercompany long term debt	4,582	4,778
Deferred income taxes	435	1,193
Derivative instruments	4	0
Regulatory liabilities	1,889	973
Other long-term liabilities	267	274
Total long-term liabilities	11,259	12,338
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Common Stock, Value, Issued	4,311	4,177
Preferred Stock, Value, Issued	620	620
Contributed surplus	110	45
Accumulated other comprehensive Income	(36)	340
Retained earnings	375	420
Total Emera Incorporated equity	5,380	5,602
Non-controlling interest in subsidiaries	0	0
Total equity	5,380	5,602
Liabilities and Equity, Total	19,571	20,526
Non-Guarantor Subsidiaries [Member]
Assets, Current [Abstract]
Cash, Cash Equivalents, and Short-term Investments	94	128
Restricted Cash and Cash Equivalents, Current	64	86
AccountsReceivableRelatedPartiesCurrent	108	569
Inventory, Net	175	199
Derivative Instruments and Hedges, Assets	131	112
Regulatory Assets, Current	24	26
Other Assets, Current	777	842
Total current assets	1,373	1,962
Property, Plant and Equipment, Net	4,720	4,552
Other Assets, Noncurrent [Abstract]
Deferred income taxes	71	114
Derivative instruments	110	129
Regulatory assets	686	595
Net investment in direct financing lease	469	475
Investments In Subsidiaries	0	0
Investments subject to significant influence	1,197	929
Goodwill	96	103
Intercompany notes receivable	955	589
Other investments - intercompany	70	2,270
Other long term assets	184	175
Total other assets	3,838	5,379
Assets, Total	9,931	11,893
Liabilities, Current [Abstract]
Short-term debt	0	13
Current portion of long-term debt	40	40
Accounts payable	532	480
Intercompany payable	74	25
Derivative instruments	175	314
Regulatory liabilities	136	137
Other current liabilities	147	161
Total current liabilities	1,104	1,170
Liabilities, Noncurrent [Abstract]
Long-term debt	3,160	2,929
Intercompany long term debt	1,139	1,357
Deferred income taxes	565	516
Derivative instruments	79	150
Regulatory liabilities	353	304
Other long-term liabilities	352	377
Total long-term liabilities	5,845	5,852
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Common Stock, Value, Issued	2,136	3,997
Preferred Stock, Value, Issued	76	271
Contributed surplus	148	106
Accumulated other comprehensive Income	(185)	(191)
Retained earnings	735	610
Total Emera Incorporated equity	2,910	4,793
Non-controlling interest in subsidiaries	72	78
Total equity	2,982	4,871
Liabilities and Equity, Total	$ 9,931	$ 11,893